Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,910,000
Previously Paid Amount	0.00
Total Fee Amount	954.27
Total Offset Amount	0.00
Net Fee	954.27
Narrative - Max Aggregate Offering Price	$ 6,910,000
Final Prospectus	true